Parent Company Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Other Assets	$ 145,686		$ 182,124
Total assets	2,129,046	[1]	2,264,909	[1]
Commercial paper and other short-term borrowings	35,698		59,962
Long-term Debt	372,265		448,431
Stockholders' Equity	230,101		228,248		231,444	177,052
Total liabilities and shareholders’ equity	2,129,046		2,264,909
Bank of America Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Held At Bank Subsidiaries	124,991		117,124		91,892	98,525
Debt Securities	515		19,518
Receivables From Bank Holding Companies And Related Subsidiaries	48,679		50,589
Receivables From Nonbank Companies And Related Subsidiaries	7,385		8,320
Investments In Bank Holding Companies And Related Subsidiaries	191,278		188,538
Investments In Nonbank Companies And Related Subsidiaries	53,213		61,374
Other Assets	11,720		10,837
Total assets	437,781		456,300
Commercial paper and other short-term borrowings	401		13,899
Accrued Expenses And Other Liabilities	22,419		22,803
Payables To Bank Holding Companies And Related Subsidiaries	2,925		4,241
Payables To Nonbank Companies And Related Subsidiaries	515		513
Long-term Debt	181,420		186,596
Stockholders' Equity	230,101		228,248
Total liabilities and shareholders’ equity	$ 437,781		$ 456,300

[1]	Total assets include long-lived assets, which are primarily located in the U.S.